UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash Flows from Operating Activities:
NET INCOME	$ 25,107,000	$ 29,745,000
Changes in operating assets and liabilities:
Accrued expenses	(20,624,000)	(1,444,000)
Net cash provided by operating activities	49,365,000	40,437,000
Cash Flows from Investing Activities
Net cash used in investing activities	(16,235,000)	(11,711,000)
Cash Flows from Financing Activities:
Payment of offering costs	(3,081,000)
Net cash used in financing activities	(5,652,000)	(9,649,000)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH-Beginning of period	191,529,000	161,309,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH-End of period	215,421,000	181,162,000
CIK0001812667 CC Neuberger Principal Holdings II
Cash Flows from Operating Activities:
NET INCOME	17,019,868	27,381,743
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of derivative liabilities	(19,086,800)	(27,535,200)
Merger expenses paid by Sponsor in exchange for working capital loan	560,000	0
Unrealized gain on investments held in Trust Account	(206,683)	(139,903)
Changes in operating assets and liabilities:
Prepaid expenses	40,625	46,373
Accounts payable	195,079	176,174
Accrued expenses	(24,360)	(50,944)
Accrued expenses - related party	54,350	62,040
Non-current accounts payable and accrued expenses	1,137,337	0
Net cash provided by operating activities	(310,584)	(59,717)
Cash Flows from Financing Activities:
Proceeds from working capital loan	240,000	0
Net cash used in financing activities	240,000	0
Net change in cash	(70,584)	(59,717)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH-Beginning of period	290,297	737,786
CASH, CASH EQUIVALENTS AND RESTRICTED CASH-End of period	$ 219,713	$ 678,069